WBI BullBear Yield 3000 ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 93.4%
	Banks - 13.5%
9,329	PNC Financial Services Group, Inc.	$1,825,125
38,008	Truist Financial Corp.	2,229,169
32,422	US Bancorp	1,927,164

		5,981,458

	Capital Goods - 10.0%
13,875	Allegion PLC - ADR(c)	1,833,997
10,370	General Dynamics Corp.	2,032,831
1,558	Northrop Grumman Corp.	561,114

		4,427,942

	Diversified Financials - 2.8%
55,647	FS KKR Capital Corp.	1,226,460

	Energy - 7.8%
17,016	EOG Resources, Inc.	1,365,875
127,010	Kinder Morgan, Inc.	2,124,877

		3,490,752

	Food & Staples Retailing - 0.8%
2,664	Walmart, Inc.	371,308

	Food, Beverage & Tobacco - 12.9%
29,751	Archer Daniels Midland Company	1,785,357
21,892	Philip Morris International, Inc.	2,075,143
23,778	Tyson Foods, Inc. - Class A	1,877,035

		5,737,535

	Health Care Equipment & Services - 4.5%
16,724	AmerisourceBergen Corp.	1,997,682

	Insurance - 14.4%
10,690	Allstate Corp.	1,360,944
4,622	Everest Re Group, Ltd. - ADR(c)	1,159,105
44,471	Fidelity National Financial, Inc.	2,016,315
26,790	Hartford Financial Services Group, Inc.	1,881,998

		6,418,362

	Materials - 1.0%
7,859	International Paper Company	439,475

	Media & Entertainment - 3.9%
322	Alphabet, Inc. *	860,873
2,628	Facebook, Inc. *	891,917

		1,752,790

	Retailing - 14.1%
14,971	Genuine Parts Company	1,814,934
8,842	Lowe’s Companies, Inc.	1,793,688
33,807	Macy’s, Inc. +	764,038
18,649	Penske Automotive Group, Inc.	1,876,090

		6,248,750

	Semiconductors & Semiconductor Equipment - 3.1%
2,864	Broadcom, Inc.	1,388,840

	Software & Services - 4.6%
3,037	Microsoft Corp.	856,191
861	Shopify, Inc. - ADR,*(c)	1,167,327

		2,023,518

	TOTAL COMMON STOCKS (Cost $41,111,564)	41,504,872

	REITS - 3.4%
	Real Estate - 3.4%
35,115	Iron Mountain, Inc. +	1,525,747

	TOTAL REITS (Cost $1,089,559)	1,525,747

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENTS - 0.7%
300,035	U.S. Bank Money Market Deposit Account, 0.00% (d)	300,035

	TOTAL SHORT TERM INVESTMENTS (Cost $300,035)	300,035

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.2%
2,320,424	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (a)(b)	2,320,424

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,320,424)	2,320,424

	TOTAL INVESTMENTS - 102.7% (Cost $44,821,582)	45,651,078
	Liabilities in Excess of Other Assets - (2.7)%	(1,190,482)

	NET ASSETS - 100.0%	$44,460,596

PLC Public Limited Company

ADR American Depository Receipt

*	Non-income producing security.
+	All or portion of this security is on loan as of September 30, 2021. Total value of securities on loan is $2,175,270.
(a)	The rate quoted is the annualized seven-day yield as of September 30, 2021.
(b)	Privately offered liquidity fund.
(c)	Foreign issued security. Foreign concentration is as follows: Ireland: 4.12%, Canada: 2.63%, Bermuda: 2.61%.
(d)	Rounded to 0.00

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.